Allowance For Credit Losses And Credit Quality (Schedule Of Allowance For Loan Losses For Covered Loans, By Loan Portfolio) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 193,761,000	$ 136,100,000	$ 55,768,000
(Reversal of) Provision for credit losses	20,671,000	25,867,000	42,451,000
Transfer of balance to OREO	(27,169,000)	(17,143,000)
Loans charged off	(25,060,000)	(16,159,000)	(33,858,000)
Recoveries	5,315,000	7,975,000	6,817,000
Balance, end of period	251,603,000	193,761,000	136,100,000
Allowance on loans individually evaluated for impairment	880,000	2,186,000
Balance, end of period	8,246,977,000	7,194,276,000
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	118,900,000	73,640,000	145,000
(Reversal of) Provision for credit losses	7,068,000	5,893,000	8,897,000
Increase (decrease) in FDIC loss share receivable	84,085,000	57,121,000
Transfer of balance to OREO	(26,343,000)	(17,143,000)
Loans charged off	(15,153,000)	(1,137,000)	(325,000)
Recoveries	19,000	526,000	1,000
Balance, end of period	168,576,000	118,900,000	73,640,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	168,576,000	118,900,000
Balance, end of period	1,092,756,000	1,334,449,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	1,092,756,000	1,334,449,000
Balance, end of period: Loans acquired with deteriorated credit quality	213,645,000	124,127,000
Covered Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	69,175,000	26,439,000
(Reversal of) Provision for credit losses	4,970,000	6,762,000
Increase (decrease) in FDIC loss share receivable	51,543,000	50,079,000
Transfer of balance to OREO	(11,202,000)	(13,316,000)
Loans charged off	(13,631,000)	(1,073,000)
Recoveries	16,000	284,000
Balance, end of period	100,871,000	69,175,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	100,871,000	69,175,000
Balance, end of period	640,843,000	772,877,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	640,843,000	772,877,000
Balance, end of period: Loans acquired with deteriorated credit quality	167,742,000	54,691,000
Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	9,788,000	6,657,000
(Reversal of) Provision for credit losses	964,000	392,000
Increase (decrease) in FDIC loss share receivable	3,616,000	2,899,000
Transfer of balance to OREO	(2,993,000)	(160,000)
Loans charged off
Recoveries
Balance, end of period	11,375,000	9,788,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	11,375,000	9,788,000
Balance, end of period	87,051,000	108,738,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	87,051,000	108,738,000
Balance, end of period: Loans acquired with deteriorated credit quality	2,757,000	4,169,000
Covered Loans [Member] | Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	18,753,000	12,201,000
(Reversal of) Provision for credit losses	811,000	971,000
Increase (decrease) in FDIC loss share receivable	15,031,000	7,188,000
Transfer of balance to OREO	(825,000)	(1,705,000)
Loans charged off	(9,000)	(42,000)
Recoveries	3,000	140,000
Balance, end of period	33,764,000	18,753,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	33,764,000	18,753,000
Balance, end of period	177,698,000	197,447,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	177,698,000	197,447,000
Balance, end of period: Loans acquired with deteriorated credit quality	22,914,000	29,473,000
Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	21,184,000	28,343,000
(Reversal of) Provision for credit losses	323,000	(2,232,000)
Increase (decrease) in FDIC loss share receivable	13,895,000	(3,045,000)
Transfer of balance to OREO	(11,323,000)	(1,962,000)
Loans charged off	(1,513,000)	(22,000)
Recoveries		102,000
Balance, end of period	22,566,000	21,184,000
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment	22,566,000	21,184,000
Balance, end of period	187,164,000	255,387,000
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment	187,164,000	255,387,000
Balance, end of period: Loans acquired with deteriorated credit quality	20,232,000	35,794,000
Covered Loans [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
(Reversal of) Provision for credit losses
Increase (decrease) in FDIC loss share receivable
Transfer of balance to OREO
Loans charged off
Recoveries
Balance, end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance, end of period
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment
Balance, end of period: Loans acquired with deteriorated credit quality
Non-Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	74,861,000	62,460,000
(Reversal of) Provision for credit losses	13,603,000	19,974,000
Transfer of balance to OREO	(826,000)
Loans charged off	(9,907,000)	(15,022,000)
Recoveries	5,296,000	7,449,000
Balance, end of period	83,027,000	74,861,000
Allowance on loans individually evaluated for impairment	880,000	2,186,000
Allowance on loans collectively evaluated for impairment	82,147,000	72,675,000
Balance, end of period	7,405,824,000	6,053,588,000
Balance, end of period: Loans individually evaluated for impairment	34,471,000	42,311,000
Balance, end of period: Loans collectively evaluated for impairment	7,371,353,000	6,011,277,000
Balance, end of period: Loans acquired with deteriorated credit quality	64,691,000	35,495,000
Non-Covered Loans [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	35,604,000	31,390,000
(Reversal of) Provision for credit losses	1,786,000	6,809,000
Transfer of balance to OREO	(292,000)
Loans charged off	(2,000,000)	(7,656,000)
Recoveries	3,166,000	5,061,000
Balance, end of period	38,264,000	35,604,000
Allowance on loans individually evaluated for impairment	226,000	1,874,000
Allowance on loans collectively evaluated for impairment	38,038,000	33,730,000
Balance, end of period	2,990,700,000	2,591,013,000
Balance, end of period: Loans individually evaluated for impairment	28,052,000	34,541,000
Balance, end of period: Loans collectively evaluated for impairment	2,962,648,000	2,556,472,000
Balance, end of period: Loans acquired with deteriorated credit quality	55,856,000	4,835,000
Non-Covered Loans [Member] | Commercial Business [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	25,705,000	16,473,000
(Reversal of) Provision for credit losses	4,021,000	9,533,000
Transfer of balance to OREO
Loans charged off	(1,116,000)	(471,000)
Recoveries	111,000	170,000
Balance, end of period	28,721,000	25,705,000
Allowance on loans individually evaluated for impairment	449,000	179,000
Allowance on loans collectively evaluated for impairment	28,272,000	25,526,000
Balance, end of period	2,450,667,000	1,896,496,000
Balance, end of period: Loans individually evaluated for impairment	4,401,000	6,530,000
Balance, end of period: Loans collectively evaluated for impairment	2,446,266,000	1,889,966,000
Balance, end of period: Loans acquired with deteriorated credit quality	3,470,000	26,531,000
Non-Covered Loans [Member] | Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	12,655,000	13,332,000
(Reversal of) Provision for credit losses	5,218,000	3,847,000
Transfer of balance to OREO	(9,000)
Loans charged off	(5,928,000)	(6,673,000)
Recoveries	1,981,000	2,149,000
Balance, end of period	13,917,000	12,655,000
Allowance on loans individually evaluated for impairment	42,000
Allowance on loans collectively evaluated for impairment	13,875,000	12,655,000
Balance, end of period	1,674,417,000	1,282,966,000
Balance, end of period: Loans individually evaluated for impairment	315,000	231,000
Balance, end of period: Loans collectively evaluated for impairment	1,674,102,000	1,282,735,000
Balance, end of period: Loans acquired with deteriorated credit quality	5,035,000	4,129,000
Non-Covered Loans [Member] | Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
(Reversal of) Provision for credit losses
Transfer of balance to OREO
Loans charged off
Recoveries
Balance, end of period
Allowance on loans individually evaluated for impairment
Allowance on loans collectively evaluated for impairment
Balance, end of period
Balance, end of period: Loans individually evaluated for impairment
Balance, end of period: Loans collectively evaluated for impairment
Balance, end of period: Loans acquired with deteriorated credit quality
Non-Covered Loans [Member] | Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	897,000	1,265,000
(Reversal of) Provision for credit losses	2,578,000	(215,000)
Transfer of balance to OREO	(525,000)
Loans charged off	(863,000)	(222,000)
Recoveries	38,000	69,000
Balance, end of period	2,125,000	897,000
Allowance on loans individually evaluated for impairment	163,000	133,000
Allowance on loans collectively evaluated for impairment	1,962,000	764,000
Balance, end of period	290,040,000	283,113,000
Balance, end of period: Loans individually evaluated for impairment	1,703,000	1,009,000
Balance, end of period: Loans collectively evaluated for impairment	288,337,000	282,104,000
Balance, end of period: Loans acquired with deteriorated credit quality	$ 330,000